EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EARNINGS PER SHARE [Text Block]
14.	EARNINGS PER SHARE

	2017	2016
Income (loss) attributable to equity owners	$1,290	$(4,118)
Weighted average number of shares (000's)	167,966	154,217
Earnings (loss) per share - basic	$0.01	$(0.03)
	2017	2016
Adjusted income (loss) attributable to equity owners	$1,290	$(4,118)

Weighted average number of shares (000's)	167,966	154,217
Incremental shares from options	3,066	–
Incremental shares from warrants	–	–
Incremental shares from RSUs and DSUs	275	–
Weighted average diluted number of shares (000's)	171,307	154,217

Earnings (loss) per share - diluted	$0.01	$(0.03)

Anti-dilutive share purchase options and warrants have not been included in the diluted earnings per share calculation.